Cash and Cash Equivalents (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31 2018	March 31 2019
Cash on hand	$2,318	$1,881
Deposits in banks	28,906,583	21,618,426

	$28,908,901	$21,620,307

	December 31
	2017	2018
Cash on hand	$2,396	$2,318
Deposits in banks	50,570,815	28,906,583

	$50,573,211	$28,908,901